Prospectus supplement dated July 19, 2021
to the following prospectus(es):
Waddell & Reed Immediate Annuity prospectus dated May 1, 2014
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
1. The section of the prospectus entitled "Waddell & Reed, Inc." is deleted in its entirety and replaced with the following:
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation (NISC), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
2. The first paragraph of the section of the prospectus entitled "Contacting the Service Center" is deleted and replaced with the following:
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by Internet at www.nationwide.com
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
3. The third paragraph of the section of the prospectus entitled "Statements and Reports" is deleted and replaced with the following:
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide’s eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide’s secure server. To choose this option, go to: www.nationwide.com/login.
4. The subsection entitled "Waddell & Reed, Inc." in the section of the prospectus entitled "Legal Proceedings" is deleted in its entirety and replaced with the following:
Nationwide Investment Services Corporation
The general distributor, NISC (the Company), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance
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authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
5. The section of the prospectus entitled "Appendix A: Underlying Mutual Fund Information" is deleted in its entirety and replaced with the following:
Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
MF:	The underlying mutual fund operates as a feeder fund, which means it invests all of its investment assets in another mutual fund, the master fund. Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the master fund in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (formerly, Ivy Variable Insurance Portfolios - Asset Strategy: Class II)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (formerly, Ivy Variable Insurance Portfolios - Balanced: Class II)
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (formerly, Ivy Variable Insurance Portfolios - Core Equity: Class II)
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (formerly, Ivy Variable Insurance Portfolios - Corporate Bond: Class II)
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (formerly, Ivy Variable Insurance Portfolios - Energy: Class II)
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide capital growth and appreciation.
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Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (formerly, Ivy Variable Insurance Portfolios - Global Bond: Class II)
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (formerly, Ivy Variable Insurance Portfolios - Global Equity Income: Class II)
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide total return through a combination of current income and capital appreciation.
Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Global Growth: Class II)
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (formerly, Ivy Variable Insurance Portfolios - Government Money Market: Class II)
Investment Advisor:	Delaware Management Company
Investment Objective:	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Growth: Class II)
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (formerly, Ivy Variable Insurance Portfolios - High Income: Class II)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (formerly, Ivy Variable Insurance Portfolios - International Core Equity: Class II)
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (formerly, Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II)
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Investment Objective:	To seek to provide current income consistent with preservation of capital.
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Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II)
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (formerly, Ivy Variable Insurance Portfolios - Natural Resources: Class II)
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (formerly, Ivy Variable Insurance Portfolios - Science and Technology: Class II)
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (formerly, Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II)
Investment Advisor:	Delaware Management Company
Sub-advisor:	Securian Asset Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (formerly, Ivy Variable Insurance Portfolios - Small Cap Core: Class II)
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide capital appreciation.
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Small Cap Growth: Class II)
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (formerly, Ivy Variable Insurance Portfolios - Value: Class II)
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Investment Objective:	To seek to provide capital appreciation.
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
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